Details of Significant Accounts - Summary of Property, Plant and Equipment (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	$ 153,835		$ 178,943
Additions	42,070		15,981
Disposals	(9)		(4)
Reclassifications	1,435
Transfer (Note)	143		1,256
Depreciation charges	(39,315)		(41,926)
Net exchange differences	86		(415)
Property, plant and equipment, ending balance	158,245	$ 5,170	153,835
Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	274,715		299,569
Property, plant and equipment, ending balance	274,177	8,957	274,715
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(120,880)		(120,626)
Property, plant and equipment, ending balance	(115,932)	(3,787)	(120,880)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	14,962		14,962
Property, plant and equipment, ending balance	14,962	489	14,962
Land | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	14,962		14,962
Property, plant and equipment, ending balance	14,962	489	14,962
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	24,172		24,829
Depreciation charges	(656)		(657)
Property, plant and equipment, ending balance	23,516	768	24,172
Buildings | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	29,532		29,532
Property, plant and equipment, ending balance	29,532	965	29,532
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(5,360)		(4,703)
Property, plant and equipment, ending balance	(6,016)	(197)	(5,360)
Testing Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	14,937		31,423
Additions	34,802		12,069
Disposals	(9)
Reclassifications	9,114		(25,390)
Transfer (Note)	143		1,256
Depreciation charges	(6,143)		(4,045)
Net exchange differences	87		(376)
Property, plant and equipment, ending balance	52,931	1,729	14,937
Testing Equipment | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	40,708		66,266
Property, plant and equipment, ending balance	82,584	2,698	40,708
Testing Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(25,771)		(34,843)
Property, plant and equipment, ending balance	(29,653)	(969)	(25,771)
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	6,052		6,777
Additions	1,318		2,840
Disposals			(4)
Reclassifications	1,847
Depreciation charges	(3,157)		(3,581)
Net exchange differences	(4)		20
Property, plant and equipment, ending balance	6,056	198	6,052
Office Equipment | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	18,329		16,235
Property, plant and equipment, ending balance	19,878	649	18,329
Office Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(12,277)		(9,458)
Property, plant and equipment, ending balance	(13,822)	(451)	(12,277)
Leasehold Assets
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	74,489		69,831
Reclassifications	(7,679)		25,642
Depreciation charges	(19,840)		(20,983)
Net exchange differences			(1)
Property, plant and equipment, ending balance	46,970	1,535	74,489
Leasehold Assets | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	98,170		100,070
Property, plant and equipment, ending balance	50,013	1,634	98,170
Leasehold Assets | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(23,681)		(30,239)
Property, plant and equipment, ending balance	(3,043)	(99)	(23,681)
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	19,223		31,121
Additions	5,950		1,072
Reclassifications	(1,847)		(252)
Depreciation charges	(9,519)		(12,660)
Net exchange differences	3		(58)
Property, plant and equipment, ending balance	13,810	451	19,223
Leasehold Improvements | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	73,014		72,504
Property, plant and equipment, ending balance	77,208	2,522	73,014
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(53,791)		(41,383)
Property, plant and equipment, ending balance	$ (63,398)	$ (2,071)	$ (53,791)